Financial and Non-Financial Assets and Liabilities by Currency - Schedule of Financial and Non-Financial Assets and Liabilities by Currency (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Assets
Financial assets		$ 49,612,693	$ 53,498,729
Non-Financial assets		2,442,849	2,219,312
Total Assets		52,055,542	55,718,041
Liabilities
Financial liabilities		44,194,494	48,283,435
Non-Financial liabilities		1,356,152	1,352,661
Total Liabilities		45,550,646	49,636,096
Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	5,418,199	5,215,294
CLP [Member]
Assets
Financial assets		21,372,789	26,261,745
Non-Financial assets		1,951,157	1,829,555
Total Assets		23,323,946	28,091,300
Liabilities
Financial liabilities		25,758,219	29,850,279
Non-Financial liabilities		1,222,116	1,266,125
Total Liabilities		26,980,335	31,116,404
CLP [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(4,385,430)	(3,588,534)
CLF [Member]
Assets
Financial assets		22,335,846	21,221,806
Non-Financial assets		49,318	30,487
Total Assets		22,385,164	21,252,293
Liabilities
Financial liabilities		11,083,785	10,782,723
Non-Financial liabilities		6,455	1,538
Total Liabilities		11,090,240	10,784,261
CLF [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	11,252,061	10,439,083
FX Indexation [Member]
Assets
Financial assets		171,396	145,584
Non-Financial assets		11,699	13,710
Total Assets		183,095	159,294
Liabilities
Financial liabilities		176	278
Non-Financial liabilities		1,252	721
Total Liabilities		1,428	999
FX Indexation [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	171,220	145,306
USD [Member]
Assets
Financial assets		5,307,262	5,592,918
Non-Financial assets		429,341	344,211
Total Assets		5,736,603	5,937,129
Liabilities
Financial liabilities		5,801,348	6,191,536
Non-Financial liabilities		122,721	80,322
Total Liabilities		5,924,069	6,271,858
USD [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(494,086)	(598,618)
GBP [Member]
Assets
Financial assets		35,762	42,300
Non-Financial assets			23
Total Assets		35,762	42,323
Liabilities
Financial liabilities		6,837	9,951
Non-Financial liabilities		26	47
Total Liabilities		6,863	9,998
GBP [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	28,925	32,349
EUR [Member]
Assets
Financial assets		280,162	176,380
Non-Financial assets		1,270	1,287
Total Assets		281,432	177,667
Liabilities
Financial liabilities		297,367	195,818
Non-Financial liabilities		3,375	3,811
Total Liabilities		300,742	199,629
EUR [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(17,205)	(19,438)
CHF [Member]
Assets
Financial assets		62,903	3,988
Non-Financial assets			1
Total Assets		62,903	3,989
Liabilities
Financial liabilities		170,907	291,397
Non-Financial liabilities		2	6
Total Liabilities		170,909	291,403
CHF [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(108,004)	(287,409)
JPY [Member]
Assets
Financial assets		18,750	18,085
Non-Financial assets
Total Assets		18,750	18,085
Liabilities
Financial liabilities		230,051	226,389
Non-Financial liabilities		34	12
Total Liabilities		230,085	226,401
JPY [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	(211,301)	(208,304)
CNY [Member]
Assets
Financial assets		5,462	16,225
Non-Financial assets
Total Assets		5,462	16,225
Liabilities
Financial liabilities			5,716
Non-Financial liabilities			5
Total Liabilities			5,721
CNY [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	5,462	10,509
Others [Member]
Assets
Financial assets		22,361	19,698
Non-Financial assets		64	38
Total Assets		22,425	19,736
Liabilities
Financial liabilities		845,804	729,348
Non-Financial liabilities		171	74
Total Liabilities		845,975	729,422
Others [Member] | Non-Financial Assets and Liabilities [Member]
Liabilities
Mismatch of Financial Assets and Liabilities	[1]	$ (823,443)	$ (709,650)

[1]	This value does not consider non-financial assets and liabilities and the notional values of derivative instruments, which are disclosed at fair value.